SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Entity-Wide Revenue, Major Customer [Abstract]
Entity-Wide Revenue, Major Customer, Percentage					6.00%
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	$ 10,557		$ 9,647		$ 10,036
Segment reporting information, Percentage of Total Consolidated Revenues	100.00%		100.00%		100.00%
Segment reporting information, Interest Expense	559		493		465
Segment reporting information, Interest Income	20		24		26
Segment reporting information, Depreciation and Amortization	1,113		1,090		976
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	100.00%		100.00%		100.00%
Segment reporting information, Income Tax Expense (Benefit)	366		59		394
Segment reporting information, earnings (losses)	1,001		859		1,331
Segment reporting information, Percentage of Consolidated Earnings (Losses)	100.00%		100.00%		100.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	2,572		2,956		2,844
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	100.00%		100.00%		100.00%
Segment reporting information, Assets	37,244		36,499		33,249
Segment reporting information, Percentage of Consolidated Assets	100.00%		100.00%		100.00%
S D G E Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	4,066		3,694		3,373
Segment reporting information, Percentage of Total Consolidated Revenues	39.00%		38.00%		34.00%
Segment reporting information, Interest Expense	197		173		142
Segment reporting information, Interest Income	1		0		0
Segment reporting information, Depreciation and Amortization	494		490		422
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	44.00%		45.00%		43.00%
Segment reporting information, Income Tax Expense (Benefit)	191		190		237
Segment reporting information, earnings (losses)	404	[1]	484	[1]	431	[1]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	41.00%		56.00%		32.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	978		1,237		1,831
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	38.00%		42.00%		64.00%
Segment reporting information, Assets	15,377		14,744		13,555
Segment reporting information, Percentage of Consolidated Assets	41.00%		40.00%		41.00%
Segment Reporting Information, Intersegment Revenue	10		8		6
So Cal Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	3,736		3,282		3,816
Segment reporting information, Percentage of Total Consolidated Revenues	35.00%		34.00%		38.00%
Segment reporting information, Interest Expense	69		68		69
Segment reporting information, Interest Income	0		0		1
Segment reporting information, Depreciation and Amortization	383		362		331
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	35.00%		33.00%		34.00%
Segment reporting information, Income Tax Expense (Benefit)	116		79		143
Segment reporting information, earnings (losses)	364	[2]	289	[2]	287	[2]
Segment reporting information, Percentage of Consolidated Earnings (Losses)	37.00%		34.00%		22.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	762		639		683
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	30.00%		22.00%		24.00%
Segment reporting information, Assets	9,147		9,071		8,475
Segment reporting information, Percentage of Consolidated Assets	25.00%		25.00%		25.00%
Segment Reporting Information, Intersegment Revenue	70		46		53
All Other Segments [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense	241		251		233
Segment reporting information, Interest Income	0		4		0
Segment reporting information, Depreciation and Amortization	12		11		11
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	1.00%		1.00%		1.00%
Segment reporting information, Income Tax Expense (Benefit)	(89)		(141)		(109)
Segment reporting information, earnings (losses)	(168)		(55)		(126)
Segment reporting information, Percentage of Consolidated Earnings (Losses)	(17.00%)		(6.00%)		(10.00%)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	2		4		4
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	0.00%		0.00%		0.00%
Segment reporting information, Assets	838		818		442
Segment reporting information, Percentage of Consolidated Assets	2.00%		2.00%		1.00%
Adjustments and Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	(2)		(2)		(2)
Segment reporting information, Percentage of Total Consolidated Revenues	0.00%		0.00%		0.00%
Intercompany Eliminations Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Interest Expense	(131)		(159)		(125)
Segment reporting information, Interest Income	(105)		(58)		(32)
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	0		0		(205)	[3]
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	0.00%		0.00%		(7.00%)
Intersegment Revenues Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	(403)	[4]	(372)	[4]	(621)	[4]
Segment reporting information, Percentage of Total Consolidated Revenues	(4.00%)		(4.00%)		(6.00%)
Intersegment Receivables Segment [Member]
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Assets	(3,314)		(1,619)		(1,654)
Segment reporting information, Percentage of Consolidated Assets	(9.00%)		(4.00%)		(5.00%)
Sempra South American Utilities Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	1,495		1,441		1,080
Segment reporting information, Percentage of Total Consolidated Revenues	14.00%		15.00%		11.00%
Segment reporting information, Interest Expense	27		32		34
Segment reporting information, Interest Income	14		15		22
Segment reporting information, Depreciation and Amortization	59		56		40
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	5.00%		5.00%		4.00%
Segment reporting information, Income Tax Expense (Benefit)	67		78		42
Segment reporting information, earnings (losses)	153		164		425
Segment reporting information, Percentage of Consolidated Earnings (Losses)	15.00%		19.00%		32.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	200		183		110
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	8.00%		6.00%		4.00%
Segment reporting information, Assets	3,531		3,310		2,981
Segment reporting information, Percentage of Consolidated Assets	10.00%		9.00%		9.00%
Sempra Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	675		605		736
Segment reporting information, Percentage of Total Consolidated Revenues	6.00%		6.00%		7.00%
Segment reporting information, Interest Expense	17		8		19
Segment reporting information, Interest Income	2		2		1
Segment reporting information, Depreciation and Amortization	63		62		63
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	6.00%		6.00%		6.00%
Segment reporting information, Income Tax Expense (Benefit)	60		73		37
Segment reporting information, earnings (losses)	122		157		192
Segment reporting information, Percentage of Consolidated Earnings (Losses)	12.00%		18.00%		14.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	371		45		16
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	14.00%		2.00%		0.00%
Segment reporting information, Assets	3,246		2,591		2,502
Segment reporting information, Percentage of Consolidated Assets	9.00%		7.00%		8.00%
Segment Reporting Information, Intersegment Revenue	91		108		300
Sempra Renewables Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	82		68		22
Segment reporting information, Percentage of Total Consolidated Revenues	1.00%		1.00%		0.00%
Segment reporting information, Interest Expense	23		22		13
Segment reporting information, Interest Income	20		6		0
Segment reporting information, Depreciation and Amortization	21		16		6
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	2.00%		1.00%		1.00%
Segment reporting information, Income Tax Expense (Benefit)	(19)		(63)		(28)
Segment reporting information, earnings (losses)	62		61		7
Segment reporting information, Percentage of Consolidated Earnings (Losses)	6.00%		7.00%		1.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	176		717		248
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	7.00%		24.00%		9.00%
Segment reporting information, Assets	1,219		2,439		1,210
Segment reporting information, Percentage of Consolidated Assets	3.00%		7.00%		4.00%
Sempra Natural Gas Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information, Revenues	908		931		1,632
Segment reporting information, Percentage of Total Consolidated Revenues	9.00%		10.00%		16.00%
Segment reporting information, Interest Expense	116		98		80
Segment reporting information, Interest Income	88		55		34
Segment reporting information, Depreciation and Amortization	81		93		103
Segment reporting information, Percentage of Consolidated Depreciation and Amortization	7.00%		9.00%		11.00%
Segment reporting information, Income Tax Expense (Benefit)	40		(157)		72
Segment reporting information, earnings (losses)	64		(241)		115
Segment reporting information, Percentage of Consolidated Earnings (Losses)	6.00%		(28.00%)		9.00%
Segment Reporting Information, Additional Information [Abstract]
Segment reporting information, Expenditures for Property, Plant & Equipment	83		131		157
Segment reporting information, Percentage of Consolidated Expenditures for Property, Plant & Equipment	3.00%		4.00%		6.00%
Segment reporting information, Assets	7,200		5,145		5,738
Segment reporting information, Percentage of Consolidated Assets	19.00%		14.00%		17.00%
Segment Reporting Information, Intersegment Revenue	$ 232		$ 210		$ 262

[1]	After preferred dividends and 2013 call premium on preferred stock.
[2]	After preferred dividends.
[3]	Amount represents elimination of intercompany sale of El Dorado power plant (renamed Desert Star Energy Center) in 2011, by Sempra Natural Gas to SDG&E.
[4]	Revenues for reportable segments include intersegment revenues of $10 million, $70 million, $91 million and $232 million for 2013, $8 million, $46 million, $108 million and $210 million for 2012, and $6 million, $53 million, $300 million and $262 million for 2011 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.